Fair Value Measurements (Details) - EBP 032 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 1,489,888,745	$ 1,344,344,557
EBP, Fair Value, Investment, NAV, Unfunded Commitment	$ 0
EBP, Fair Value, Investment, NAV, Redemption, Description	Investments may be redeemed on a daily basis and it is probable that the Plan will sell the investments for the NAV.
Fair Value Investment NAV Redemption Notice Period Applicable	no
Investment, Identifier [Axis]: Galliard Managed Income Fund D
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 77,550,989	76,464,939
Investment, Identifier [Axis]: JPMCB Core Plus Bond
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	36,604,152	32,749,006
Investment, Identifier [Axis]: Northern Trust All Country World ex-US Investable Market Index
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	52,662,967	43,087,822
Investment, Identifier [Axis]: Northern Trust Extended Equity Market Index
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	18,147,027	16,451,996
Investment, Identifier [Axis]: Northern Trust S&P 500 Index
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	260,535,622	220,037,383
Investment, Identifier [Axis]: T. Rowe Price Age Based Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	772,181,199	678,213,811
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	165,884,532	167,466,925
Mutual funds | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	165,884,532	167,466,925
Olin Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	26,901,921	42,871,537
Olin Corporation common stock | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	26,901,921	42,871,537
Self-directed brokerage investment
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	79,420,336	67,001,138
Self-directed brokerage investment | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	79,420,336	67,001,138
Total categorized investments measured at fair value
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	272,206,789	277,339,600
Total categorized investments measured at fair value | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	272,206,789	277,339,600
Collective trust funds with fair value measured at net asset value (1)
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 1,217,681,956	$ 1,067,004,957